Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net earnings (loss)	$ (7.5)	$ (29.1)	$ 30.9	$ 87.1	$ (46.6)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	253.4	258.7	340.5	338.6	353.0
Impairment and other non-cash integration charges	6.2	18.5	21.8	23.0	27.7
Amortization of debt issuance costs and original issue discount	3.2	3.1	4.1	4.5	8.6
Loss on debt extinguishment	6.0	0	0	0	34.0
Stock-based compensation charges	13.2	13.5	18.6	13.4	14.9
Curtailment/settlement gain on pension/postretirement benefit plans			(2.1)	(12.7)	0
Gain on disposal of discontinued operations, net of tax			0	(34.0)	0
Gain on sales or disposal of property, plant and equipment	0	0.1	(0.8)	(0.6)	(0.7)
Deferred income taxes	10.5	(1.2)	(11.1)	(13.6)	36.5
Equity in (earnings) loss of unconsolidated entities	4.8	2.0	2.5	(2.3)	(3.1)
Dividends from unconsolidated entities	0	5.0	5.0	0.5	7.5
Changes in operating assets and liabilities—net of acquisitions:
Receivables			25.7	103.4	82.9
Inventories			0.5	8.6	(2.5)
Prepaid expenses and other current assets			15.2	33.9	(33.6)
Accounts payable and accrued liabilities			63.0	(105.4)	(96.9)
Other	(215.0)	(51.2)	(72.7)	(90.2)	(10.6)
Net cash provided by operating activities	74.8	219.4	441.1	354.2	371.1
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(113.1)	(117.6)	(149.5)	(103.5)	(168.3)
Cost investment in unconsolidated entities	(4.1)	(2.5)	(2.5)	(18.1)	0
Proceeds from the sale of property, plant and equipment	0.8	6.4	8.8	23.5	16.0
Transfers from restricted cash	14.6	4.5	4.5	15.4	24.6
Deposit paid related to Vertis acquisition (Note 3)			0	(25.9)	0
Deposit refunded (paid) related to business exchange transaction (Note 3)			0	50.0	(50.8)
Purchase price payments on business exchange transaction (Note 3)			0	(4.9)	0
Acquisition of Brown Printing—net of cash acquired (Note 2)	(96.4)	0
Acquisition of businesses—net of cash acquired	(112.5)	(236.9)	(291.9)	(6.6)	(5.8)
Acquisition of other businesses—net of cash acquired	(16.1)	(1.5)
Payments to Acquire Business One, Net of Cash Acquired	0	(235.4)
Net cash used in investing activities	(214.3)	(346.1)	(430.6)	(70.1)	(184.3)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	1,047.0	0	0	0	649.0
Payments of long-term debt	(732.3)	(73.4)	(102.7)	(74.6)	(759.7)
Payments of capital lease obligations	(5.8)	(7.9)	(9.8)	(21.0)	(15.6)
Borrowings on revolving credit facilities	1,010.2	1,225.9	1,628.8	270.3	896.4
Payments on revolving credit facilities	(1,108.9)	(971.8)	(1,475.0)	(295.7)	(879.6)
Payment of debt issuance costs	(14.3)	0	0	(2.1)	(11.5)
Bankruptcy claim payments on unsecured notes to be issued	(7.9)	(4.5)	(4.5)	(14.9)	(13.8)
Proceeds from issuance of common stock	1.8	6.5	7.2	0.1	1.6
Shares withheld from employees for the tax obligation on equity grants	(1.0)	0
Purchase of treasury stock			0	0	(8.2)
Tax benefit on stock option activity	(0.9)	0.5	2.2	4.1	0.9
Payment of cash dividends	(43.6)	(42.0)	(56.4)	(151.8)	(28.2)
Payment of tax distributions			0	0	(4.8)
Net cash used in financing activities	144.3	133.3	(10.2)	(285.6)	(173.5)
Effect of exchange rates on cash and cash equivalents	0.9	(3.2)	(4.1)	(7.2)	(8.2)
Net increase (decrease) in cash and cash equivalents	5.7	3.4	(3.8)	(8.7)	5.1
Cash and cash equivalents at beginning of year	13.1	16.9	16.9	25.6	20.5
Cash and cash equivalents at end of year	18.8	20.3	13.1	16.9	25.6
Acquisitions of Brown Printing and Vertis (Note 2):
Fair value of assets acquired, net of cash			389.9	8.7	68.0
Liabilities assumed			(74.1)	(2.1)	(15.5)
Vertis Holdings, Inc. [Member]
Acquisitions of Brown Printing and Vertis (Note 2):
Fair value of assets acquired, net of cash		327.3
Liabilities assumed		(66.0)
Deposit paid in 2012 related to Vertis acquisition		(25.9)
Acquisitions of Brown Printing and Vertis—net of cash acquired		235.4
Brown Printing Company [Member]
Acquisitions of Brown Printing and Vertis (Note 2):
Fair value of assets acquired, net of cash	148.4
Liabilities assumed	(52.0)
Deposit paid in 2012 related to Vertis acquisition	0
Acquisitions of Brown Printing and Vertis—net of cash acquired	$ 96.4